Note 43 (Tables)	6 Months Ended
Jun. 30, 2025
Impairment or reversal of impairment on non financial assets [Abstract]
Impairment Or Reversal Of Impairment On Non Financial Assets [Table Text Block]
The impairment losses on non-financial assets broken down by the nature of those assets in the condensed consolidated income statements are as follows:

IMPAIRMENT OR REVERSAL OF IMPAIRMENT ON NON-FINANCIAL ASSETS (MILLIONS OF EUROS)

	June 2025	June 2024
Tangible assets	—	(45)
Intangible assets	4	11
Others	—	5
Total	5	(30)